The Alger Portfolios

360 Park Avenue South

New York, New York 10010

May 2, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             The Alger Portfolios

(File Nos. 33-21722 and 811-5550)

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the undersigned certifies on behalf of The Alger Portfolios (the “Fund”) that the Prospectuses and Statement of Additional Information relating to the Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 44 to the Fund’s Registration Statement on Form N-1A.  Such Post-Effective Amendment No. 44 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on April 11, 2014.

Very truly yours,

/s/ Lisa Moss
Lisa Moss
Secretary